Document and Entity Information	Sep. 21, 2021
Document And Entity Information [Line Items]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001797099
Document Type	8-K
Document Period End Date	Sep. 21, 2021
Entity Registrant Name	PTK ACQUISITION CORP.
Entity File Number	000-49602
Entity Tax Identification Number	77-0118518
Entity Address, Address Line One	4601 Wilshire Boulevard
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90010
City Area Code	(213)
Local Phone Number	625-8886
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Common Stock And One Warrant To Acquire One Half Of One Share Of Common Stock 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Common Stock, and one Warrant to acquire one-half of one share of Common Stock
Trading Symbol	PTK.U
Security Exchange Name	NYSEAMER
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	PTK
Security Exchange Name	NYSEAMER
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.501 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	PTK WS
Security Exchange Name	NYSEAMER